Overview: (Details 5) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 25, 2018	Dec. 31, 2018	Oct. 19, 2017
Consideration paid for the non-controlling interest	$ 213,469	$ 213,469
Non-controlling interest at the business combination date	(327,003)	$ 6,302,205	$ 310,827
Difference recognized in stockholders' equity	$ 113,534